Investment Strategy - iShares Systematic Alternatives Active ETF	Apr. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by investing in a range of global asset classes and a diversified set of alternative (or non‑traditional) strategies that seek to provide total return in both periods of strong returns and periods of market stress. The Fund intends to allocate its investments across multiple investment strategies, certain of which will use both long and short positions. Such strategies look to identify overvalued, undervalued or mispriced asset classes and securities and/or opportunities to earn attractive income through proprietary ranking techniques and quantitative model-based approaches. Securities and other instruments analyzed include a broad universe of equity, fixed income, commodity, currency, cryptocurrency and other instruments and span developed and emerging markets and market sectors.
Both asset allocation strategies (i.e., seeking active returns by investing across sectors, asset classes and geographies) and security selection strategies (i.e., seeking active returns by evaluating and identifying securities within allocations in terms of expected excess return and risk) may be considered. The Fund’s investment process is a systematic, model-driven implementation based on fundamental drivers of expected returns, risk and transaction costs.
The Fund may invest in both U.S. and non‑U.S. securities, including securities of companies located in emerging markets without limit. The Fund may also invest in foreign issuers in the form of depositary receipts. The Fund may invest in non‑U.S. dollar denominated investments, including investments denominated in European and Asian currencies and in other non‑U.S. and emerging market currencies. The Fund may have significant exposure to foreign currencies. The Fund’s investments in non‑U.S. dollar based assets may be made on a currency‑hedged or unhedged basis. The Fund may invest in companies of any market capitalization.
The Fund’s investment in debt securities may include U.S. Government and agency securities, foreign government and supranational debt securities, corporate bonds, mortgage-related securities and asset-backed securities, mortgage to‑be‑announced (“TBA”) securities, emerging market debt securities, preferred securities, structured products, credit- linked notes, mezzanine securities, senior secured floating rate and fixed rate loans or debt, second lien or other subordinated or unsecured floating rate and fixed rate loans or debt, convertible debt securities, and derivatives with similar economic characteristics. The Fund may invest in fixed, variable and floating rate instruments, including participations and assignments, of any duration or maturity.
The Fund may invest in debt securities of any credit quality, as determined by Fund management, which may include investment grade securities and high yield securities, including unrated securities (commonly called “junk bonds”).
The Fund’s investment in equity securities may include common stock, preferred stock, securities convertible into common stock, including contingent convertible bonds which are securities convertible into equity if a pre‑specified trigger event occurs, and non‑convertible preferred stock. Contingent convertible bonds, sometimes referred to as “CoCos,” are a form of hybrid debt security. CoCos are generally issued by European banking institutions that need to meet certain capital requirements. CoCos pay a fixed rate of interest but have characteristics of both debt and equity. Unlike traditional convertible bonds, CoCos are mandatorily convertible into common shares by the issuing bank under certain adverse circumstances (e.g., if the bank falls below a certain level of capital). The Fund may gain exposure to equity securities through derivatives.
The Fund may invest directly in securities or instruments, through derivatives or by investing in other investment companies, including exchange traded funds (“ETFs”) and exchange-traded products (“ETPs”). The Fund will not invest more than 10% of its assets in other registered investment companies.
The Fund may invest in derivatives, including but not limited to, swaps, including total return (some of which may be referred to as contracts for difference), credit default, index and interest rate swaps; options; forward contracts; futures; options on futures and swaps; and foreign exchange transactions, for hedging purposes, as well as to enhance returns. There is no limit to the Fund’s ability to invest in derivatives, except as may be limited by the requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and at times the Fund may utilize derivatives to a significant extent. The Fund may utilize derivative instruments to maintain a portion of its portfolio long and short positions. The Fund may also invest in repurchase agreements, reverse repurchase agreements and dollar rolls. The Fund may also invest in indexed and inverse securities.
The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis.
The Fund may engage in short sales for hedging purposes or to enhance total return. The Fund also may make short sales “against the box” without limitation. In this type of short sale, at the time of the sale, the Fund owns or has the immediate and unconditional right to acquire the identical security at no additional cost.
The Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investment in commodity-linked derivative instruments and investment vehicles such as exchange-traded funds and exchange-traded products that invest exclusively in commodities and are designed to provide this exposure without direct investment in physical commodities.
The Fund may also seek to gain investment exposure to cryptocurrency through (i) relative value strategies such as basis and carry trades (which involve taking offsetting long and short positions referencing the same cryptocurrency) and (ii) directional exposure. The Fund intends to cap its net notional exposure across different cryptocurrencies to an amount equivalent to 5% of the Fund’s net assets. The Fund intends to gain exposure to cryptocurrency such as bitcoin and ether indirectly through cryptocurrency derivative instruments, such as bitcoin futures and ether futures traded on futures exchanges registered with the Commodity Futures Trading Commission, or indirectly through investment vehicles such as ETPs. The Fund expects to gain exposure to these cryptocurrency investments primarily by investing through its Cayman Subsidiary, as described below.
The Fund may also gain exposure to commodity markets and cryptocurrency by investing up to 25% of its total assets, inclusive of leverage, in iShares Systematic Alternatives Active ETF Cayman, Ltd. (the “Cayman Subsidiary”), a wholly owned subsidiary of the Fund formed in the Cayman Islands, which invests primarily in commodity-related instruments and cryptocurrencies. The Cayman Subsidiary may also hold cash and invest in other instruments, including fixed income securities, either as investments or to serve as margin or collateral for the Cayman Subsidiary’s derivative positions. The Cayman Subsidiary (unlike the Fund) may invest without limitation in commodity-related instruments and cryptocurrencies. However, the Cayman Subsidiary is otherwise subject to the same fundamental, non‑fundamental and certain other investment restrictions as the Fund. The Fund will limit its investments in the Cayman Subsidiary to 25% of its total assets, inclusive of leverage.
The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.
The Fund is classified as diversified.